Property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 16,298	$ 13,458
Less: accumulated depreciation and amortization	(9,942)	(7,368)
Property and equipment, net	6,356	6,090
Depreciation and amortization	2,567	1,982	$ 1,841
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	4,922	3,114
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	1,344	1,192
Electronic equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	228	226
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	4,434	4,058
Capitalized internal-use software costs
Property, Plant and Equipment [Line Items]
Total property and equipment	5,370	$ 4,868
Leasehold improvements, furniture and Equipment, and electronic equipment
Property, Plant and Equipment [Line Items]
Depreciation	$ 455